Loans and Leases (Composition of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	$ 506,412	$ 376,086
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	121,418	88,869
Commercial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	335,820	244,097
Agriculture (Member)
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	44,510	39,108
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
LOANS & LEASES	$ 4,664	$ 4,012